UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

         Gemini Fund Services, LLC., 450 Wireless Blvd. Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

    12/31

Date of reporting period:  09/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Power Income VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
Shares		Value

	MUTUAL FUNDS - 65.8%
	DEBT FUNDS - 65.8%
658,823	Columbia High Yield Bond Fund	$ 1,917,176
263,257	DWS High Income Fund	1,289,961
84,852	Hartford High Yield Fund	641,485
5,836	iShares Barclays Aggregate Bond Fund	656,258
175,697	Ivy High Income Fund	1,496,936
246,297	MainStay High Yield Fund	1,495,022
301,626	MFS High Income Fund	1,067,754
148,340	Pioneer High Yield Fund	1,517,523
82,767	Principal High Yield Fund	643,930
215,340	RidgeWorth SEIX High Yield Bond Fund	2,138,327
231,781	SEI Institutional Managed Trust	1,715,177
133,138	Wells Fargo Advantage High Yield Bond Fund	426,040
60,346	Western Asset Global High Yield Bond Fund	432,683
73,357	Western Asset High Yield Portfolio	637,471
	TOTAL MUTUAL FUNDS (Cost - $15,784,946)	16,075,743

	SHORT-TERM INVESTMENTS - 34.1%
	MONEY MARKET FUNDS - 34.1%
4,457,650	BlackRock Cash Funds - Institutional Class, 0.00%	4,457,650
3,875,485	Fidelity Institutional Money Market Funds - Government Portfolio, 0.51%	3,875,485
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,333,135)	8,333,135

	TOTAL INVESTMENTS - 99.9% (Cost - $24,118,081) (a)	$ 24,408,878
	OTHER ASSETS LESS LIABILITIES - 0.1%	22,869
	NET ASSETS - 100.0%	$ 24,431,747

(a)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 290,797
	Unrealized depreciation	-
	Net unrealized appreciation	$ 290,797

*	Money market fund; interest rate reflects effective yield on September 30, 2012.

Power Income VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 16,075,743	$ -	$ -	$ 16,075,743
Money Market Funds	8,333,135	-	-	8,333,135
Total	$ 24,408,878	$ -	$ -	$ 24,408,878

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Variable Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/29/2012